EQUITY - Earnings per share (Details) - CLP ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share
Earnings attributable to shareholders	$ 96,603,371	$ 117,835,790	$ 90,525,991
Average weighted number of shares	946,570,604	946,570,604	946,570,604
Earnings per basic and diluted share (in Chilean pesos)	$ 102.06	$ 124.49	$ 95.64
Series A
Earnings per share
Earnings attributable to shareholders	$ 46,001,994	$ 56,112,755	$ 43,107,979
Average weighted number of shares	473,289,301	473,289,301	473,289,301
Earnings per basic and diluted share (in Chilean pesos)	$ 97.20	$ 118.56	$ 91.08
Series B Share
Earnings per share
Earnings attributable to shareholders	$ 50,601,377	$ 61,723,035	$ 47,418,012
Average weighted number of shares	473,281,303	473,281,303	473,281,303
Earnings per basic and diluted share (in Chilean pesos)	$ 106.92	$ 130.42	$ 100.19